Other Income	12 Months Ended
Dec. 31, 2017
Other income
Other income

3 – Other income

In millions	Year ended December 31,	2017	2016	2015
Gain on disposal of property		$-	$76	$-
Gain on disposal of land		22	17	52
Other (1)		(10)	2	(5)
Total other income		$12	$95	$47

(1)	Includes foreign exchange gains and losses related to foreign exchange forward contracts and the re-measurement of other US dollar-denominated monetary assets and liabilities. See Note 17 – Financial instruments.

Disposal of property

Viaduc du Sud

On December 1, 2016, the Company completed the sale of track leading into Montreal’s Central Station, together with the rail fixtures (collectively the “Viaduc du Sud”), to CDPQ Infra Inc., a wholly-owned subsidiary of the Caisse de dépôt et placement du Québec, for cash proceeds of $85 million before transaction costs. The transaction resulted in a gain on disposal of $76 million ($66 million after-tax) that was recorded in Other income under the full accrual method of accounting for real estate transactions.